UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22039
                                                    -----------

           First Trust Specialty Finance and Financial Opportunities
        ----------------------------------------------------------------
            Fund (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                     Date of reporting period: May 31, 2012
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                  FIRST TRUST
                               Specialty Finance
                                 and Financial
                               Opportunities Fund

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  MAY 31, 2012



                                                                Confluence
FIRST TRUST                                                INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)

                               SEMI-ANNUAL REPORT
                                  MAY 31, 2012

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  9
Statement of Operations...................................................... 10
Statements of Changes in Net Assets.......................................... 11
Statement of Cash Flows...................................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 14
Additional Information....................................................... 20


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO

                                  MAY 31, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Specialty Finance and Financial Opportunities Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Specialty Finance and Financial Opportunities Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
"AT A GLANCE"
AS OF MAY 31, 2012 (UNAUDITED)

----------------------------------------------------------------------
FUND STATISTICS
----------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FGB
Common Share Price                                               $7.10
Common Share Net Asset Value ("NAV")                             $7.13
Premium (Discount) to NAV                                        (0.42)%
Net Assets Applicable to Common Shares                    $101,813,398
Current Quarterly Distribution per Common Share (1)            $0.1600
Current Annualized Distribution per Common Share               $0.6400
Current Distribution Rate on Closing Common Share Price (2)      9.01%
Current Distribution Rate on NAV (2)                             8.98%
----------------------------------------------------------------------


-------------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-------------------------------------------------
         Common Share Price       NAV
5/11     7.64                     7.90
         7.59                     7.73
         7.42                     7.59
         7.25                     7.55
6/11     7.27                     7.61
         7.62                     7.76
         7.62                     7.89
         7.30                     7.67
         7.37                     7.77
7/11     6.80                     7.32
         6.36                     6.90
         6.35                     6.83
         6.35                     6.59
8/11     6.54                     6.70
         6.29                     6.57
         6.23                     6.61
         6.48                     6.85
         5.98                     6.35
9/11     5.94                     6.32
         5.77                     6.25
         6.13                     6.76
         6.35                     6.80
10/11    6.61                     7.24
         6.28                     7.08
         6.41                     7.05
         6.15                     6.86
11/11    6.00                     6.40
         6.41                     6.95
         6.40                     7.01
         6.28                     6.85
         6.28                     7.07
12/11    6.30                     6.99
         6.60                     7.15
         6.72                     7.29
         7.01                     7.47
1/12     7.02                     7.45
         7.26                     7.68
         7.08                     7.48
         7.24                     7.60
2/12     7.03                     7.42
         7.00                     7.34
         7.08                     7.43
         7.15                     7.46
         7.18                     7.46
3/12     7.11                     7.48
         7.26                     7.47
         7.11                     7.31
         7.17                     7.39
4/12     7.42                     7.51
         7.18                     7.37
         7.16                     7.43
         7.16                     7.02
         6.96                     7.11
5/12     7.10                     7.13


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

                                                                                      Average Annual Total Return
                                                                               ----------------------------------------
                                                                                                           Inception
                                               6 Months Ended    1 Year Ended     5 Years Ended            (5/25/07)
                                                  5/31/2012        5/31/2012        5/31/2012            to 5/31/2012
FUND PERFORMANCE (3)
NAV                                                 6.72%           -1.06%           -7.58%                 -7.60%
Market Value                                       19.65%            1.88%           -8.99%                 -8.52%

INDEX PERFORMANCE
Blended Benchmark(4)                                5.56%          -13.72%            N/A(5)                N/A(5)
MSCI U.S. Investable Market Financials Index       10.38%           -7.56%          -15.36%                -15.08%
S&P 500 Index                                       6.24%           -0.41%           -0.92%                 -0.71%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
-----------------------------------------------------
Ares Capital Corp.                             10.9%
PennantPark Investment Corp.                    6.6
Golub Capital BDC, Inc.                         5.7
MVC Capital, Inc.                               5.1
THL Credit, Inc.                                4.7
Annaly Capital Management, Inc.                 4.7
Medley Capital Corp.                            4.5
Hercules Technology Growth Capital, Inc.        4.5
CYS Investments, Inc.                           4.3
Solar Capital Ltd.                              4.2
-----------------------------------------------------
                                 Total         55.2%
                                               =====


-----------------------------------------------------
                                           % OF TOTAL
INDUSTRY                                  INVESTMENTS
-----------------------------------------------------

Capital Markets                                78.2%
Real Estate Investment Trusts (REITs)          15.2
Diversified Financial Services                  4.5
Insurance                                       2.1
Oil, Gas & Consumable Fuels                     0.0 *
-----------------------------------------------------
                                 Total        100.0%
                                              ======

-----------------------------------------------------
                                           % OF TOTAL
ASSET CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------
Common Stocks:
   Business Development Companies              78.8%
   Residential Mortgage REITs                  14.7
   Domestic                                     2.1
   Triple Net Lease REITs                       0.4
   Canadian Common Stock                        0.0 *
Master Limited Partnership                      2.3
Exchange-Traded Funds                           1.7
-----------------------------------------------------
                                 Total        100.0%
                                              ======


* Amount is less than 0.1%

(1) Most recent distribution paid or declared through 5/31/2012. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 5/31/2012. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Blended benchmark consists of the following (Source: Bloomberg): Red Rocks Global Listed Private Equity Index (70%), FTSE NAREIT Mortgage REIT Index (20%) and S&P SmallCap Financials Index (10%)

(5)   Previously, the blended benchmark consisted of the following:
        Red Rocks Listed Private Equity Index (40%),
        FTSE NAREIT Mortgage REIT Index (20%),
        FTSE NAREIT Hybrid REIT Index (20%),
        Merrill Lynch Preferred Stock Hybrid Securities Index (10%)
        and Russell 2000 Financial Services Index (10%)
      Certain of these indices were discontinued during 2009, therefore the blended benchmark was changed. See footnote (4) above for the new blended benchmark constituents. As certain of the indices in the new blended benchmark began subsequent to the inception date (5/25/2007) of the Fund, the average annual total return for the 5 years ended 5/31/2012 and from inception to 5/31/2012 for the blended benchmark cannot be calculated.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2012


Confluence Investment Management LLC, a registered investment advisor ("Confluence" or "Sub-Advisor"), located in Saint Louis, Missouri, has served as the Sub-Advisor to First Trust Specialty Finance and Financial Opportunities Fund (NYSE: FGB) since July 29, 2008. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK A. KELLER, CFA - CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER

Mr. Keller has 30 years of investment experience with a focus on value-oriented equity analysis and management. Prior to joining Confluence in 2000, from 1994 to May 2008 Mr. Keller was the Chief Investment Officer of Gallatin Asset Management, Inc., and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. From 1999 to 2008, Mr. Keller was Chairman of A.G. Edwards' Investment Strategy Committee, which set investment policy and established asset allocation models for the entire organization. Mr. Keller was a founding member of the A.G. Edwards Investment Strategy Committee, on which he served for over 20 years. Mr. Keller began his career with A.G. Edwards in 1978, serving as an equity analyst for the firm's Securities Research Department from 1979 to 1994. During his last five years in Securities Research, Mr. Keller was Equity Strategist and manager of the firm's Focus List. Mark was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. Mr. Keller received a Bachelor of Arts from Wheaton College (Illinois) and is a CFA charterholder.

DAVID B. MIYAZAKI, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Prior to joining Confluence in May 2008, Mr. Miyazaki served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment management arm of A.G. Edwards, Inc. Mr. Miyazaki was responsible for equity investments in value-oriented separately managed accounts. He also co-managed the A.G. Edwards ETF-based asset allocation program. In addition to portfolio management, Mr. Miyazaki served as a member of the A.G. Edwards Investment Strategy Committee. As a strategist, he was responsible for the firm's quantitative asset allocation models, including its Cyclical Asset Allocation program. Prior to joining A.G. Edwards in 1999, Mr. Miyazaki was a Portfolio Manager at Koch Industries in Wichita, Kansas. His previous experience includes working as an Investment Analyst at Prudential Capital Group in Dallas, Texas, and as a Bond Trader at Barre & Company, also in Dallas. Mr. Miyazaki received a Bachelor of Business Administration from Texas Christian University and is a CFA charterholder.

DANIEL T. WINTER, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment arm of A.G. Edwards, Inc. While at Gallatin, Mr. Winter chaired the portfolio management team responsible for the firm's six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios. Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm's Allocation Advisor Committee which oversaw the A.G. Edwards exchange-traded fund focused strategies. Prior to joining the firm's Asset Management division in 1996, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Mr. Winter earned a Bachelor of Arts in business management from Eckerd College and a Master of Business Administration from Saint Louis University. Mr. Winter is a CFA charterholder.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                                   COMMENTARY

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) The primary investment objective of the First Trust Specialty Finance and Financial Opportunities Fund ("FGB" or the "Fund") is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing at least 80% of its managed assets in a portfolio of securities of specialty finance and other financial companies that the Fund's Sub-Advisor believes offer attractive opportunities for income and capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

FGB is a financial sector fund with a particular focus on a niche called business development companies ("BDCs"). BDCs lend to and invest in private companies, oftentimes working with those not large enough to efficiently access the public markets. Each BDC has a unique profile, determined by its respective management team. Some specialize in particular industries, while others apply a more generalized approach and maintain a diversified portfolio. Both approaches can work effectively and offer shareholders a unique and differentiated return opportunity derived from the private markets. As of May 31, 2012, the Fund had over three quarters of its assets invested in 30 BDCs.

The Fund began its fiscal year on December 1, 2011, and started the year by participating in the strong rally in U.S. equities that characterized the end of 2011 and the beginning of 2012. In the Fund's first quarter ending in February, the total return for the S&P 500 Index ("S&P 500") and for the Fund was 10.11% and 19.97%, respectively.

The healthy equity environment in the first quarter changed in the second quarter, following a pattern similar to what we experienced in 2011. The primary drivers appeared to once again be related to European debt problems and ongoing concerns about low U.S. economic growth. Consequently, by the end of the six months ended in May, the total return for the S&P 500 had moderated to 6.24%. The Fund was better able to hold on to its first quarter performance, delivering a total return of 19.57% over the same six-month timeframe. We reference the broad market because its movement does affect the portfolio, particularly over shorter time frames. But BDCs are unique securities and over time deliver a differentiated performance relative to the broad market. The distinction was illustrated in the Fund's first half of its fiscal year.

It is difficult to pinpoint exactly why the Fund outperformed by such a wide margin. But we believe the combination of relatively low valuations, high dividend yields and relatively low levels of debt helped to stabilize BDCs during a time when big picture issues related to the economy and Europe negatively affected the overall stock market. To be sure, the macro risks continue to exist, and they will still affect BDC performance. Yet it was a positive sign that the performance of BDCs reflected their own strong operating performance rather than what was happening in the broader market.

When FGB was initially formed, a central thesis was that the BDC industry had substantial growth potential and the Fund would position shareholders to participate in this growth. We continue to believe in this viewpoint and the industry made further progress in its evolution in the early parts of 2012. Despite market turmoil, several BDCs were able to successfully raise equity and debt capital.

Still, progress in 2012 has been choppy and the equity market volatility allowed for only one successful BDC initial public offering, TCP Capital. We believe this company was able to come public due to a strong management team, a reasonable valuation and an attractive shareholder fee structure. Not all companies have necessarily attempted to come public with these attributes; in fact, we've seen some that lacked proper structuring and pricing. We were pleased to see the market make the differentiation. After all, we don't want industry growth to involve just quantity; we want to see quality, too. In our opinion, TCP Capital helped on both fronts.

The Fund also invests a portion of the portfolio in Agency MBS REITs. These companies invest in high-quality Agency mortgage-backed securities and finance their positions utilizing funds from the short-term debt markets. The investing environment has allowed these companies to operate quite profitably, and deliver high levels of current income. Their dividends complement the BDC income, but because the income from these companies is variable, we limit the Fund's allocation to MBS REITs to help limit variability of the Fund's own income.

The balance of the Fund's investments are in companies intended to help pursue both income and growth objectives. Some of the positions are in stocks with small or non-existent dividends. However, we believe these companies are well-positioned to compound their earnings and thereby help the Fund compound its own net asset value.


                                                   SIX MONTHS
        PERFORMANCE ANALYSIS                      ENDED 5/31/12
        FGB Total Return                             19.65%
        FGB NAV Total Return                          6.72%
        Blended Benchmark*                            5.56%

* Components of the blended benchmark: Red Rocks Global Listed Private Equity (70%); FTSE/NAREIT Mortgage REIT (20%); S&P SmallCap Financials (10%).

Source: Bloomberg, BNY Mellon

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

The Fund's total return1 of 19.65% was much higher than the Fund's net asset value ("NAV") total return1 of 6.72% as the discount to NAV narrowed significantly, moving from -11.17% to -0.42% during the six months ended May 31, 2012. Both of these metrics of the Fund's performance were higher than the 5.56% total return of the Fund's blended benchmark.

Because FGB is unique in its focus on BDCs, it often performs in a much different manner than most benchmarks, including its own blended benchmark. And though the difference is at times substantial, a comparison helps frame the Fund relative to certain industries within the financial sector. Part of the Fund's stronger relative performance was derived from positions in BDCs that outperformed the benchmark's exposure to private equity, which had a total return of only 1.3% during the six-month period. Many BDCs raised their dividends in 2012, adding to yields that in many cases were already relatively high. The strong dividend trends among BDCs played a constructive role in enabling the Fund to outperform its benchmark.

The Fund's positions in MBS REITs also performed well, delivering low double-digit total returns over the six months ended May 31, 2012. The mortgage market was at times quite unpredictable, as the government's various refinancing programs and the Federal Reserve's monetary intervention directly affected MBS prices and yields. Despite this unpredictability, the companies were able to make meaningful contributions to the Fund's income and overall performance.

One important factor impacting the return of the Fund relative to its benchmarks was the Fund's use of financial leverage through the use of bank borrowings. The Fund uses leverage because we believe that, over time, leverage provides opportunities for additional income and total return for common shareholders. However, the use of leverage can also expose common shareholders to additional volatility. For example, as the prices of securities held by the Fund decline, the negative impact of valuation changes on Common Share NAV and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance Common Share returns during periods when the prices of securities held by the Fund generally are rising. Leverage had a positive impact on the performance of the Fund over this reporting period.

MARKET AND FUND OUTLOOK
Since the financial crisis of 2008, the financial sector has generally lagged the broader market, struggling through bad real estate loans, ratings downgrades, mortgage foreclosure problems, broker-dealer scandals, trading blunders, punitive and uncertain regulations and the European debt crisis. Despite these headwinds, and unlike what has happened in other industries in the financial sector, the BDC industry has steadily recovered.

BDCs received little in the way of emergency governmental help during the crisis. Although this made the crisis worse for BDCs, it also created an absence of regulatory retribution during the recovery. Accordingly, the BDC industry has been able to repair, rebuild and return to the growth path that existed prior to the crisis. Furthermore, many BDCs have elected to strengthen their capital structures by diversifying their sources of debt and we have recently seen the use of preferred equity, another form of stable, long-term capital. Finally, we've witnessed growth in the size, number and quality of public BDCs. All of these factors have contributed to an industry evolution that today includes a wider and deeper shareholder base for many BDCs.

Despite these positive developments, the industry itself still appears to have quite a distance to travel in its evolution. Valuations remain quite low, with several BDCs trading at relatively high yields, despite strong fundamentals, including multi-year dividend growth, well-constructed portfolios, low leverage and shareholder-friendly fee structures. It is quite possible that low industry valuations are a function of poor operating performance delivered by certain older BDCs during the crisis. But if the newer BDCs continue to deliver strong performance (as we expect most to do), and the legacy BDCs shift from "repair" into "growth," we believe there is a good likelihood that valuations may move higher.

FGB is positioned to participate in the industry growth and its portfolio is a combination of more concentrated positions in high-quality BDCs, alongside a diversified exposure across the broader industry. These positions are complemented by the Agency MBS REIT allocation, which contributes to the Fund's income stream. And we also include other financial companies to help create the opportunity to compound the Fund's net asset value. We believe the Fund's unique portfolio offers shareholders a differentiated exposure to the private debt and equity markets, one that delivers a high level of current income, along with the potential to participate in the growth of the BDC industry.

1 -Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2012 (UNAUDITED)


   SHARES                           DESCRIPTION                             VALUE
------------  -------------------------------------------------------   -------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 94.8%

              CAPITAL MARKETS - 92.2%
     100,000  American Capital Ltd. (a) (b)..........................   $     926,000
     467,706  Apollo Investment Corp. (b)............................       3,479,733
     882,033  Ares Capital Corp. (b).................................      13,309,878
     250,720  BlackRock Kelso Capital Corp. (b)......................       2,356,768
       6,495  Fidus Investment Corp. ................................          89,306
     208,094  Fifth Street Finance Corp. (b).........................       1,978,974
     142,536  Full Circle Capital Corp. (b)..........................       1,061,893
     420,716  Gladstone Capital Corp. (b)............................       3,113,298
     183,333  Gladstone Investment Corp. (b).........................       1,347,498
     480,502  Golub Capital BDC, Inc. (b)............................       7,000,914
     519,556  Hercules Technology Growth Capital, Inc. (b)...........       5,486,511
     205,404  Horizon Technology Finance Corp. (b)...................       3,251,545
     252,256  Kohlberg Capital Corp. (b).............................       1,435,337
      19,774  Main Street Capital Corp. (b)..........................         458,955
     448,100  MCG Capital Corp. (b)..................................       1,976,121
     502,553  Medley Capital Corp. (b)...............................       5,558,236
     497,292  MVC Capital, Inc. (b)..................................       6,236,042
     116,441  New Mountain Finance Corp. (b).........................       1,653,462
     333,937  NGP Capital Resources Co. (b)..........................       2,284,129
     156,897  PennantPark Floating Rate Capital Ltd. (b).............       1,832,557
     834,500  PennantPark Investment Corp. (b).......................       8,136,375
      12,176  Prospect Capital Corp. ................................         131,136
      12,837  Saratoga Investment Corp. (a)..........................         222,465
     236,228  Solar Capital, Ltd. (b)................................       5,142,684
      21,800  Solar Senior Capital Ltd. (b)..........................         362,752
     233,235  TCP Capital Corp. .....................................       3,381,907
     456,812  THL Credit, Inc. (b)...................................       5,792,376
     104,140  TICC Capital Corp. (b).................................         986,206
     239,601  Triangle Capital Corp. (b).............................       4,873,484
                                                                        -------------
                                                                           93,866,542
                                                                        -------------
              DIVERSIFIED FINANCIAL SERVICES - 2.6%
     260,853  Medallion Financial Corp. (b)..........................       2,692,003
                                                                        -------------
              TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES ..      96,558,545
              (Cost $114,938,737)                                       -------------

COMMON STOCKS - 20.9%

              INSURANCE - 2.5%
           3  Berkshire Hathaway, Inc., Class A (a) (b)..............         356,550
      43,700  Fidelity National Financial, Inc., Class A ............         823,308
       3,250  Markel Corp. (a).......................................       1,425,093
                                                                        -------------
                                                                            2,604,951
                                                                        -------------
              OIL, GAS & CONSUMABLE FUELS - 0.0%
         100  ARC Resources Ltd. (CAD) ............................             2,003
          81  Progress Energy Resources Corp. (CAD) ...............               878
                                                                        -------------
                                                                                2,881
                                                                        -------------


Page 6                 See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2012 (UNAUDITED)


   SHARES/
    UNITS                           DESCRIPTION                             VALUE
------------  -------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

              REAL ESTATE INVESTMENT TRUSTS (REITS) - 18.4%
     344,500  Annaly Capital Management, Inc. (b)....................   $   5,725,590
      10,000  Ares Commercial Real Estate Corp. .....................         164,900
     192,307  CYS Investments, Inc. (c)..............................       2,630,760
     382,573  CYS Investments, Inc. (b)..............................       5,233,598
      30,000  Gladstone Commercial Corp. (b).........................         475,200
     156,282  Hatteras Financial Corp. (b)...........................       4,461,851
                                                                        -------------
                                                                           18,691,899
                                                                        -------------
              TOTAL COMMON STOCKS ...................................      21,299,731
              (Cost $19,056,970)                                        -------------

MASTER LIMITED PARTNERSHIPS - 2.8%
              DIVERSIFIED FINANCIAL SERVICES - 2.8%
     216,200  Compass Diversified Holdings (b).......................       2,836,544
                                                                        -------------
              TOTAL MASTER LIMITED PARTNERSHIPS .....................       2,836,544
              (Cost $1,337,407)                                         -------------

EXCHANGE-TRADED FUNDS - 2.0%
              CAPITAL MARKETS - 2.0%
      52,600  SPDR Barclays Capital High Yield Bond ETF (b)..........       2,004,586
                                                                        -------------
              TOTAL EXCHANGE-TRADED FUNDS ...........................       2,004,586
              (Cost $1,811,228)                                         -------------

              TOTAL INVESTMENTS - 120.5% ............................     122,699,406
              (Cost $137,144,342) (d)

              OUTSTANDING LOAN - (21.6%) ............................     (22,000,000)
              NET OTHER ASSETS AND LIABILITIES - 1.1% ................      1,113,992
                                                                        -------------
              NET ASSETS - 100.0% ...................................   $ 101,813,398
                                                                        =============


(a)   Non-income producing security.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, nomally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements.)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,319,249 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,764,185.

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

                       See Notes to Financial Statements                  Page 7

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2012 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                            TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                          5/31/2012        PRICES          INPUTS          INPUTS
                                                        ------------    ------------    ------------    ------------
Common Stocks - Business Development Companies*...      $ 96,558,545    $ 96,558,545    $         --    $         --
Common Stocks* ...................................        21,299,731      21,299,731              --              --
Master Limited Partnerships*......................         2,836,544       2,836,544              --              --
Exchange-Traded Funds*............................         2,004,586       2,004,586              --              --
                                                        ------------    ------------    ------------    ------------
TOTAL INVESTMENTS.................................      $122,699,406    $122,699,406    $         --    $         --
                                                        ============    ============    ============    ============


* See Portfolio of Investments for industry breakout.



Page 8                 See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2012 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $137,144,342) ........................................................................      $122,699,406
Cash                                                                                                      331,032
Prepaid expenses                                                                                           17,678
Receivables:
   Investment securities sold..................................................................           790,696
   Dividends...................................................................................           185,511
   Interest....................................................................................                89
Other assets ..................................................................................               721
                                                                                                     ------------
      Total Assets.............................................................................       124,025,133
                                                                                                     ------------

LIABILITIES:
Outstanding loan ..............................................................................        22,000,000
Payables:
   Investment advisory fees....................................................................           106,660
   Audit and tax fees..........................................................................            29,126
   Investment securities purchased.............................................................            28,711
   Printing fees...............................................................................            12,459
   Custodian fees..............................................................................            11,378
   Administrative fees.........................................................................             9,300
   Transfer agent fees.........................................................................             5,040
   Trustees' fees and expenses.................................................................             3,534
   Legal fees..................................................................................             3,066
   Interest and fees on loan...................................................................             1,690
   Financial reporting fees....................................................................               771
                                                                                                     ------------
      Total Liabilities........................................................................        22,211,735
                                                                                                     ------------
NET ASSETS                                                                                           $101,813,398
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................................................      $267,388,999
Par value .....................................................................................           142,783
Accumulated net investment income (loss) ......................................................        (1,657,282)
Accumulated net realized gain (loss) on investments ...........................................      (149,616,166)
Net unrealized appreciation (depreciation) on investments .....................................       (14,444,936)
                                                                                                     ------------
NET ASSETS ....................................................................................      $101,813,398
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ..........................      $       7.13
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        14,278,252
                                                                                                     ============


                       See Notes to Financial Statements                  Page 9

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $11)..............................................      $  6,014,912
Interest.......................................................................................               510
                                                                                                     ------------
   Total investment income.....................................................................         6,015,422
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................           625,311
Interest and fees on loan......................................................................           154,962
Administrative fees............................................................................            54,405
Printing fees..................................................................................            31,982
Audit and tax fees.............................................................................            24,591
Transfer agent fees............................................................................            18,179
Trustees' fees and expenses....................................................................            12,174
Legal fees.....................................................................................             8,716
Custodian fees.................................................................................             6,909
Financial reporting fees.......................................................................             4,625
Other..........................................................................................            17,796
                                                                                                     ------------
   Total expenses..............................................................................           959,650
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         5,055,772
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................        (2,966,796)
   Net change in unrealized appreciation (depreciation) on investments.........................         4,596,119
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         1,629,323
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $  6,685,095
                                                                                                     ============


Page 10                See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      SIX MONTHS
                                                                                         ENDED           YEAR
                                                                                       5/31/2012         ENDED
                                                                                      (UNAUDITED)     11/30/2011
                                                                                     ------------    ------------
OPERATIONS:
Net investment income (loss).......................................................   $ 5,055,772    $  8,986,322
Net realized gain (loss)...........................................................    (2,966,796)     (4,143,951)
Net change in unrealized appreciation (depreciation)...............................     4,596,119      (6,010,514)
                                                                                     ------------    ------------
Net increase (decrease) in net assets resulting from operations....................     6,685,095      (1,168,143)
                                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................    (4,569,041)     (8,963,727)
Net realized gain..................................................................            --              --
Return of capital..................................................................            --         (31,572)
                                                                                     ------------    ------------
Total distributions to shareholders................................................    (4,569,041)     (8,995,299)
                                                                                     ------------    ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................            --              --
                                                                                     ------------    ------------
Net increase (decrease) in net assets resulting from capital transactions..........            --              --
                                                                                     ------------    ------------
Total increase (decrease) in net assets............................................     2,116,054     (10,163,442)

NET ASSETS:
Beginning of period................................................................    99,697,344     109,860,786
                                                                                     ------------    ------------
End of period......................................................................  $101,813,398    $ 99,697,344
                                                                                     ============    ============
Accumulated net investment income (loss) at end of period..........................  $ (1,657,282)   $ (2,144,013)
                                                                                     ============    ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................    14,278,252      14,278,252
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........            --              --
                                                                                     ------------    ------------
Common Shares at end of period.....................................................    14,278,252      14,278,252
                                                                                     ============    ============


                       See Notes to Financial Statements                 Page 11

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations....................  $  6,685,095
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
      Purchases of investments.....................................................   (17,806,071)
      Sales, maturities and paydowns of investments................................    13,443,619
      Net realized gain/loss on investments........................................     2,966,796
      Net change in unrealized appreciation/depreciation on investments............    (4,596,119)

CHANGES IN ASSETS AND LIABILITIES:
      Decrease in interest receivable..............................................            77
      Increase in dividends receivable.............................................      (124,595)
      Increase in prepaid expenses.................................................       (11,641)
      Increase in other assets.....................................................          (721)
      Decrease in interest and fees on loan payable................................           (16)
      Increase in investment advisory fees payable.................................         9,563
      Decrease in audit and tax fees payable.......................................       (20,074)
      Increase in legal fees payable...............................................           346
      Decrease in printing fees payable............................................        (9,973)
      Increase in administrative fees payable......................................           909
      Increase in custodian fees payable...........................................         6,909
      Increase in transfer agent fees payable......................................         1,882
      Decrease in Trustees' fees and expenses payable..............................        (2,919)
      Increase in financial reporting fees payable.................................             1
      Decrease in other liabilities................................................        (1,798)
                                                                                     ------------
CASH PROVIDED BY OPERATING ACTIVITIES..............................................                  $    541,270
                                                                                                     ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Distributions to Common Shareholders from net investment income..............   (6,853,561)
      Issuances of loan............................................................      2,000,000
                                                                                     ------------
CASH USED IN FINANCING ACTIVITIES..................................................                    (4,853,561)
                                                                                                     ------------
Decrease in cash...................................................................                    (4,312,291)
Cash at beginning of period........................................................                     4,643,323
                                                                                                     ------------
CASH AT END OF PERIOD..............................................................                  $    331,032
                                                                                                     ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees..................................                  $    154,978
                                                                                                     ============


Page 12                See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                                ENDED         YEAR          YEAR          YEAR          YEAR          PERIOD
                                              5/31/2012       ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)    11/30/2011    11/30/2010    11/30/2009  11/30/2008 (b) 11/30/2007 (a)
                                             -----------   -----------   -----------   -----------  -------------  -------------
Net asset value, beginning of period .....    $    6.98     $    7.69     $    5.98     $    4.51     $   13.73     $   19.10 (c)
                                              ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .............         0.35          0.66          0.56          0.65          1.02          0.70
Net realized and unrealized gain (loss)...         0.12         (0.74)         1.76          1.43         (8.88)        (5.32)
                                              ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations .........         0.47         (0.08)         2.32          2.08         (7.86)        (4.62)
                                              ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ....................        (0.32)        (0.63)        (0.59)        (0.55)        (1.27)        (0.71)
Net realized gain ........................           --            --            --            --            --            --
Return of capital ........................           --         (0.00) (g)    (0.02)        (0.06)        (0.09)           --
                                              ---------     ---------     ---------     ---------     ---------     ---------
Total distributions ......................        (0.32)        (0.63)        (0.61)        (0.61)        (1.36)        (0.71)
                                              ---------     ---------     ---------     ---------     ---------     ---------
Common shares offering costs charged to
    paid-in capital.......................           --            --            --            --            --         (0.04)
                                              ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ...........    $    7.13     $    6.98     $    7.69     $    5.98     $    4.51     $   13.73
                                              =========     =========     =========     =========     =========     =========
Market value, end of period ..............    $    7.10     $    6.20     $    7.50     $    5.43     $    3.29     $   14.23
                                              =========     =========     =========     =========     =========     =========
TOTAL RETURN BASED ON NET ASSET VALUE (d)          6.72%        (1.01)%       40.04%        56.00%       (61.38)%      (24.53)%
                                              =========     =========     =========     =========     =========     =========
TOTAL RETURN BASED ON MARKET VALUE (d)....        19.65%        (9.84)%       50.41%        94.18%       (72.80)%      (25.36)%
                                              =========     =========     =========     =========     =========     =========

--------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....    $ 101,813     $  99,697     $ 109,861     $  85,069     $  64,208     $ 193,070
Ratio of total expenses to average
    net assets ...........................         1.84% (e)     1.85%         1.83%         2.29%         2.72%         1.99% (e)
Ratio of total expenses to average net
    assets excluding interest expense ....         1.54% (e)     1.58%         1.58%         1.94%         1.73%         1.41% (e)
Ratio of net investment income (loss) to
   average net assets ....................         9.68% (e)     8.32%         7.93%        13.36%         9.53%         8.64% (e)
Portfolio turnover rate ..................           12%           11%           24%           20%           15%            3%
INDEBTEDNESS:
Total loan outstanding (in 000's) ........    $  22,000     $  20,000     $  18,000     $  14,350     $  11,450     $  36,000
Asset coverage per $1,000 of
    indebtedness (f) .....................    $   5,628     $   5,985     $   7,103     $   6,928     $   6,608     $   6,363

--------------------

(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.

(b) On July 29, 2008, Confluence Investment Management LLC became the sub-advisor to the Fund.

(c) Beginning NAV is net of sales load of $0.90 per share from the initial offering.

(d) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(e)   Annualized.

(f) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the loan outstanding in 000's. (g) Amount represents less than $0.01 per share.




                       See Notes to Financial Statements                 Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)

                              1. FUND DESCRIPTION

First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FGB on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks attractive total return as a secondary objective. Under normal market conditions, the Fund invests at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes offer attractive opportunities for income and capital appreciation. Under normal market conditions, the Fund concentrates its investments in securities of companies within industries in the financial sector. "Managed Assets" means the total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

1)    the type of security;

2)    the size of the holding;

3)    the initial cost of the security;

4)    transactions in comparable securities;

5)    price quotes from dealers and/or pricing services;

6)    relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)

8)    an analysis of the issuer's financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)    the value of similar foreign securities traded on other foreign markets;

2)    ADR trading of similar securities;

3)    closed-end fund trading of similar securities;

4)    foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6)    factors relating to the event that precipitated the pricing problem;

7)    whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

            o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of May 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts.

The Fund may hold real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Fund may also hold business development companies ("BDCs"), and exchange-traded funds ("ETFs"). The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of May 31, 2012, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.


                                       ACQUISITION                                                            % OF
SECURITY                                  DATE         SHARES     PRICE     CARRYING COST      VALUE       NET ASSETS
                                       -----------    --------    ------    -------------    -----------   ----------
CYS Investments, Inc.                    5/19/08       192,307    $13.68     $ 2,999,989     $ 2,630,760      2.58%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid during the fiscal year ended November 30, 2011 was as follows:

Distributions paid from:
   Ordinary income...................................   $  8,963,727
   Return of capital.................................         31,572

As of November 30, 2011, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income........................   $         --
Undistributed capital gains..........................             --
                                                        ------------
Total undistributed earnings.........................             --
Accumulated capital and other losses.................   (144,096,384)
Net unrealized appreciation (depreciation)...........    (21,453,534)
                                                        ------------
Total accumulated earnings (losses)..................   (165,549,918)
Other ...............................................     (2,284,520)
Paid-in capital......................................    267,531,782
                                                        ------------
Net assets...........................................   $ 99,697,344
                                                        ============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended November 30, 2011, the Fund elected to defer net realized capital losses of $104,763 incurred between November 1, 2011 and November 30, 2011.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward for up to eight years following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2011, the Fund had a capital loss carryforward for federal income tax purposes of $143,991,621, expiring as follows:

         EXPIRATION DATE             AMOUNT
         November 30, 2015      $ 5,166,354
         November 30, 2016       62,747,095
         November 30, 2017       55,647,845
         November 30, 2018       14,556,882
         November 30, 2019        5,873,445

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of May 31, 2012, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)


F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is in the process of assessing the impact of the updated standards on the Fund's financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid by First Trust from its investment advisory fee.

On May 7, 2008, First Trust Portfolios L.P., an affiliate of the Advisor, paid $200,000 for an equity ownership interest in Confluence, which was subsequently converted into debt. Accordingly, First Trust Portfolios L.P. currently holds a promissory note from Confluence with a stated principal amount of $200,000, an annual interest rate of 3.20% and a stated maturity date of June 30, 2015.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. The Bank of New York Mellon serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Fund. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Fund and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Fund.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended May 31, 2012 were $17,651,320 and $14,060,542, respectively.

                              5. CREDIT AGREEMENT

The Fund entered into a committed facility agreement (the "BNP Facility"), with BNP Paribas Prime Brokerage, Inc. ("BNP") which currently has a maximum commitment amount of $25,000,000. Absent certain events of default or failure to maintain certain collateral requirements, BNP may not terminate the BNP Facility except upon 180 calendar days prior notice. The borrowing rate under the BNP Facility is equal to the 3-month LIBOR plus 80 basis points. In addition, under the BNP Facility, the Fund pays a commitment fee of 0.85% on the undrawn amount.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)

The average amount outstanding for the six months ended May 31, 2012 was $20,633,880, with a weighted average interest rate of 1.30%. As of May 31, 2012, the Fund had outstanding borrowings of $22,000,000 under the BNP Facility. The high and low annual interest rates for the six months ended May 31, 2012 were 1.38% and 1.27%, respectively, and the interest rate at May 31, 2012 was 1.27%.

The Fund's Board of Trustees, at a special meeting on March 27, 2012, approved sub-advisor authority to enter into swap transactions under an ISDA (International Swaps and Derivatives) Master Agreement with Credit Suisse International. The swap transactions may be used to hedge against interest rate risk on leverage. In addition, the Fund already has standing permission to use derivatives for investment purposes.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

FINANCIAL SECTOR CONCENTRATION RISK: Under normal market conditions, the Fund will invest at least 80% of its total assets in securities of companies within industries in the financial sector. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects, could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

BUSINESS DEVELOPMENT COMPANY ("BDC") RISK: Investments in closed-end funds that elect to be treated as BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC's portfolio could include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Investments in BDCs are subject to various risks, including management's ability to meet the BDC's investment objective, and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.

REIT, MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISKS: Investing in REITs involves certain unique risks in addition to investing in the real estate industry in general. REITs are subject to interest rate risk (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio of mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities may trade less frequently and in a limited volume, and their securities may be subject to more abrupt or erratic price movements than larger company securities.

In addition to REITs, the Fund may invest in a variety of other mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-related securities are subject to prepayment risk, the risk that borrowers may pay off their mortgagees sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)

The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions.

NON-DIVERSIFICATION RISK: Because the Fund is non-diversified, it is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2012 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                    SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust Energy Infrastructure Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and First Trust High Income Long/Short Fund was held on Monday, April 18, 2012 (the "Annual Meeting"). At the Annual Meeting, Thomas R. Kadlec and Richard
E. Erickson were elected by the Common Shareholders of the First Trust Specialty Finance and Financial Opportunities Fund as Class I Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2015. The number of votes cast in favor of Mr. Kadlec was 12,933,166, the number of votes against was 179,806 and the number of abstentions was 1,165,280. The number of votes cast in favor of Mr. Erickson was 12,933,823, the number of votes against was 179,149 and the number of abstentions was 1,165,280. James A. Bowen, Niel B. Nielson, and Robert F. Keith are the other current and continuing Trustees.

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

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

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

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
1 Wall Street

New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Trust Specialty Finance and Financial Opportunities Fund
              -----------------------------------------------------------------

By (Signature and Title)*    /s/ Mark R. Bradley
                             --------------------------------------------------
                             Mark R. Bradley, President and Chief Executive
                             Officer
                             (principal executive officer)

Date  July 19, 2012
      --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark R. Bradley
                             --------------------------------------------------
                             Mark R. Bradley, President and Chief Executive
                             Officer
                             (principal executive officer)

Date  July 19, 2012
      --------------------

By (Signature and Title)*    /s/ James M. Dykas
                             --------------------------------------------------
                             James M. Dykas, Treasurer, Chief Financial Officer
                             and Chief Accounting Officer
                             (principal financial officer)

Date  July 19, 2012
      --------------------

* Print the name and title of each signing officer under his or her signature.